STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (FY) - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock	Class A Common Stock Ordinary Shares	Class B Common Stock	Class B Common Stock Ordinary Shares
Balance at the beginning at Dec. 31, 2020	$ 10,221	$ 23,792	$ (14,779)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2020					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Excess purchase price above fair value of private placement warrants	1,383,265	1,383,265
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(39,269,845)	(1,407,057)	(37,862,788)
Net income	6,977,619		6,977,619	$ 5,468,324		$ 1,509,295
Balance at the end at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the end (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,775,190	0	5,775,190	4,620,152	$ 0	1,155,038	$ 0
Balance at the end at Mar. 31, 2022	(25,123,550)	0	(25,124,758)		$ 0		$ 1,208
Balance at the end (in shares) at Mar. 31, 2022					0		12,075,000
Balance at the beginning at Dec. 31, 2021	(30,898,740)	0	(30,899,948)		$ 0		$ 1,208
Balance at the beginning (in shares) at Dec. 31, 2021					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(4,168,822)		(4,168,822)
Net income	15,876,077		15,876,077	12,700,862		3,175,215
Balance at the end at Dec. 31, 2022	(19,191,485)	0	(19,192,693)		$ 0		$ 1,208
Balance at the end (in shares) at Dec. 31, 2022					0		12,075,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement adjustment of Class A ordinary shares subject to possible redemption	(1,417,859)	0	(1,417,859)		$ 0		$ 0
Net income	(2,780,733)	0	(2,780,733)	$ (993,229)	0	$ (1,787,504)	0
Balance at the end at Mar. 31, 2023	$ (23,390,077)	$ 0	$ (23,391,285)		$ 0		$ 1,208
Balance at the end (in shares) at Mar. 31, 2023					0		12,075,000